Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 1,762	£ 795
Short-term deposits	4,530	3,912
Total cash and cash equivalents	£ 6,292	£ 4,707	£ 3,874